Consolidated Statements of Changes In Equity - GBP (£)	Issued capital [member]	Retained earnings [member]	Other reserve [member]	Total
Balance at Dec. 31, 2018	£ 178,130	£ (10,183,963)	£ 9,560,480	£ (445,353)
IfrsStatementLineItems [Line Items]
Net loss for the year and Total comprehensive loss		(6,067,984)		(6,067,984)
Recognition of share-based payment costs		835,792		835,792
Issue of share capital, net of issuance costs	7,389		3,130,741	3,138,130
Balance at Dec. 31, 2019	185,519	(15,416,155)	12,691,221	(2,539,415)
IfrsStatementLineItems [Line Items]
Net loss for the year and Total comprehensive loss		(5,457,916)		(5,457,916)
Recognition of share-based payment costs		984,714		984,714
Issue of share capital, net of issuance costs	9,061		3,656,483	3,665,544
Balance at Dec. 31, 2020	194,580	(19,889,357)	16,347,704	(3,347,072)
IfrsStatementLineItems [Line Items]
Net loss for the year and Total comprehensive loss		(13,575,925)		(13,575,925)
Issue of share capital, net of issuance costs	896		363,053	363,949
Balance at Dec. 31, 2021	£ 195,476	£ (33,465,282)	£ 16,710,757	£ (16,559,049)